Note 8 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents Abstract
Disclosure of Cash and Cash Equivalents

8. Cash and cash equivalents

	December 31, 2018	December 31, 2017	January 1, 2017
Cash	15,570,831	11,778,171	26,121,203
BCRA - Unrestricted current account	75,503,977	43,448,249	57,576,161
Balances with other local and foreign institutions	8,030,653	1,227,264	5,049,061
TOTAL	99,105,461	56,453,684	88,746,425